Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2019	$ 105	$ 304,617	$ 843	$ 32,738	$ 338,303
Balance (in Shares) at Dec. 31, 2019	40,684,340
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount	$ 14	162,531			162,545
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount (in Shares)	4,689,941
Exercise of options and vesting of restricted stock units	$ 2	5,658			5,660
Exercise of options and vesting of restricted stock units (in Shares)	614,332
Share-based compensation		10,036			10,036
Warrants to customers		5,366			5,366
Other comprehensive income (loss)			1,890		1,890
Net income (loss)				(4,783)	(4,783)
Balance at Dec. 31, 2020	$ 121	488,208	2,733	27,955	519,017
Balance (in Shares) at Dec. 31, 2020	45,988,613
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount	$ 10	341,755			341,765
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount (in Shares)	3,042,845
Exercise of options and vesting of restricted stock units	$ 2	4,848			4,850
Exercise of options and vesting of restricted stock units (in Shares)	588,324
Share-based compensation		15,133			15,133
Warrants to customers		25,423			25,423
Other comprehensive income (loss)			(2,162)		(2,162)
Net income (loss)				15,527	15,527
Balance at Dec. 31, 2021	$ 133	875,367	571	43,482	919,553
Balance (in Shares) at Dec. 31, 2021	49,619,782
Exercise of options and vesting of restricted stock units	$ 1	829			830
Exercise of options and vesting of restricted stock units (in Shares)	333,833
Share-based compensation		22,999			22,999
Warrants to customers		22,500			22,500
Other comprehensive income (loss)			(17,995)		(17,995)
Net income (loss)				(79,065)	(79,065)
Balance at Dec. 31, 2022	$ 134	$ 921,695	$ (17,424)	$ (35,583)	$ 868,822
Balance (in Shares) at Dec. 31, 2022	49,953,615